Consolidated Statements of Operations (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock
Basic and diluted weighted average shares outstanding	5,010,118	1,885,752
Basic and diluted net (loss) income per share	$ 0.78	$ 1.18
Class B Common Stock
Basic and diluted weighted average shares outstanding	2,543,967	3,162,500
Basic and diluted net (loss) income per share	$ 0.78	$ 1.18